Consolidated statements of profit or loss and other comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Revenue from contracts with customers	$ 2,474,197	$ 1,647,768	$ 1,168,774
Cost of sales:
Operating costs	(186,945)	(116,526)	(94,685)
Crude oil stock fluctuation	1,046	1,720	(2,058)
Royalties and others	(345,349)	(243,950)	(176,813)
Depreciation, depletion and amortization	(738,903)	(437,699)	(276,430)
Other non-cash costs related to the transfer of conventional assets	(29,016)	(33,570)	(27,539)
Gross profit	1,175,030	817,743	591,249
Selling expenses	(218,072)	(140,334)	(68,792)
General and administrative expenses	(147,709)	(108,954)	(70,483)
Exploration expenses	(578)	(138)	(16)
Other operating income	512,793	54,127	203,812
Other operating expenses	(32,382)	(1,261)	302
Impairment of long- lived assets	(38,252)	4,207	(24,585)
Operating profit	1,250,830	625,390	631,487
Income (loss) from investments in associates	(5,214)	0	0
Interest income	10,594	4,535	1,235
Interest expense	(163,356)	(62,499)	(21,879)
Other financial income (expense)	(88,183)	23,401	(65,484)
Financial income (expense), net	(240,945)	(34,563)	(86,128)
Profit before income tax	1,004,671	590,827	545,359
Current income tax (expense)	(241,657)	(426,288)	(16,393)
Deferred income tax (expense) benefit	(43,951)	312,982	(132,011)
Income tax (expense)	(285,608)	(113,306)	(148,404)
Profit for the year, net	719,063	477,521	396,955
Other comprehensive income that shall not be reclassified to profit (loss) in subsequent years
- Profit (loss) from actuarial remeasurement related to employee benefits	36	(10,200)	6,565
- Deferred income tax (expense) benefit	(13)	3,570	(2,298)
Other comprehensive income for the year	23	(6,630)	4,267
Total comprehensive profit for the year	$ 719,086	$ 470,891	$ 401,222
Earnings per share
Basic (in US Dollars per share)	$ 7.015	$ 4.979	$ 4.237
Diluted (in US Dollars per share)	$ 6.707	$ 4.633	$ 4